Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
OTHER PAYABLES
NOTE 8:-	OTHER PAYABLES

			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Employees and payroll accruals *)	1,954	2,317	618
Accrued expenses	430	1,499	400
Other	12	196	52

	2,396	4,012	1,070

*)	Balance includes related parties (The Company’s CEO and the Chairman of the Board of Directors).